Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Summary of the basic and diluted net loss per share computations for our common stock
The numerators and denominators of the basic and diluted net loss per share computations for our common stock are calculated as follows for the three and nine months ended September 30, 2021 and 2020:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands, except share and per share data)	2021	2020	2021	2020
Numerator:

Net loss attributed to Legacy WeWork	$(802,400)	$(941,263)	$(3,723,600)	$(1,988,961)

Net loss attributable to Class A and Class B Common Stockholders (1)	$(802,400)	$(941,263)	$(3,723,600)	$(1,988,961)

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands, except share and per share data)	2021	2020	2021	2020
Denominator:
Basic shares:
Weighted-average shares - Basic	$176,708,911	$170,715,288	$174,750,082	$170,699,512

Diluted shares:
Weighted-average shares - Diluted	176,708,911	170,715,288	174,750,082	170,699,512

Net loss per share attributable to Class A and Class B Common Stockholders:
Basic	$(4.54)	$(5.51)	$(21.31)	$(11.65)
Diluted	$(4.54)	$(5.51)	$(21.31)	$(11.65)

(1)	The three and nine months ended September 30, 2021 are comprised of only Class A Common Shares as noted above

The numerators and denominators of the basic and diluted net loss per share computations for our common stock are calculated as follows for the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31,
(Amounts in thousands, except share and per share data)	2020	2019	2018
Numerator:
Net loss attributed to WeWork Inc.	$(3,129,358)	$(3,264,738)	$(1,610,792)

Net loss attributable to Class A and Class B Common Stockholders	$(3,129,358)	$(3,264,738)	$(1,610,792)

Denominator:
Basic shares:
Weighted-average shares - Basic	170,275,761	168,436,109	163,148,918

Diluted shares:
Weighted-average shares - Diluted	170,275,761	168,436,109	163,148,918

Net loss per share attributable to Class A and Class B Common Stockholders:
Basic	$(18.38)	$(19.38)	$(9.87)

Diluted	$(18.38)	$(19.38)	$(9.87)

Summary of weighted-average number of potentially dilutive shares
The following table presents the total weighted-average number of potentially dilutive shares that were excluded from the computation of diluted net loss per share attributable to Class A and Class B common stockholders because their effect would have been anti-dilutive for the periods presented:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Convertible Preferred Stock Series A, B, C, D-1, D-2, E, F, G, G-1, H-1, H-3 and Acquisition	499,017,295	368,880,021	479,428,730	311,649,869
Convertible Preferred Stock Series Junior	1,500	1,500	1,500	1,500
Convertible notes	566,933	785,302	647,722	785,302
Stock options not subject to performance conditions	14,199,888	5,896,092	14,792,461	7,512,202
Vested RSUs with non-forfeitable dividend rights	534,021	614,335	592,396	574,087
Warrants	6,363,810	135,605,113	25,844,951	135,751,920

The following table presents the total weighted-average number of potentially dilutive shares that were excluded from the computation of diluted net loss per share attributable to Class A and Class B common stockholders because their effect would have been anti-dilutive for the periods presented:

	Year Ended December 31,
	2020	2019	2018
Convertible Preferred Stock Series A, B, C, D-1, D-2, E, F, G, G-1, H-1 and Acquisition	310,157,467	190,353,521	171,369,355
Convertible Preferred Stock Series Junior	1,500	1,500	1,500
Convertible notes	785,302	5,666,996	3,848,814
Stock options not subject to performance conditions	6,798,047	15,339,168	16,023,662
Unvested restricted stock/RSUs not subject to performance conditions	—	489,220	955,301
Vested RSUs with non-forfeitable dividend rights	594,412	432,472	272,185
Warrants	135,722,164	14,695,807	1,178,715
WeWork Partnerships Profits Interest Units not subject to performance conditions	—	550,387	—